Supplemental Cashflow Information (Schedule of significant non-cash financing and investing transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cashflow Information [abstract]
Mineral properties, plant and equipment changes in closure and reclamation provision	$ (9,339)	$ (14,807)
Fair value of stock options allocated to share capital upon exercise	427
Additions on right of use assets	(2,715)	(22,260)
Fair value of share units allocated to share capital upon settlement	$ 3,081	$ 1,678